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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-1355

                                 The Alger Funds


              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: January 31, 2005

ITEM 1.  Schedule of Investments.

The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments(Unaudited)
January 31, 2005


Common Stocks-100.4%                                     Shares        Value
                                                         ------        -----

BEVERAGES-2.0%
Coca-Cola Company                                        112,500  $   4,667,625
PepsiCo, Inc.                                             87,200      4,682,640
                                                                  -------------
                                                                      9,350,265
                                                                  -------------

BIOTECHNOLOGY-4.5%
Biogen Idec Inc.*                                         50,600      3,286,976
Genzyme Corporation General Division*                     71,100      4,138,731
Gilead Sciences, Inc. *                                  182,950      6,055,645
ImClone Systems Incorporated*                             40,450      1,696,878
OSI Pharmaceuticals, Inc.*                                93,500      6,086,850
                                                                  -------------
                                                                     21,265,080
                                                                  -------------

CAPITAL MARKETS-2.3%
Affiliated Managers Group, Inc.*                          38,537      2,443,631
Merrill Lynch & Co., Inc.                                 80,600      4,841,642
T. Rowe Price Group Inc.                                  60,000      3,591,000
                                                                  -------------
                                                                     10,876,273
                                                                  -------------

CHEMICALS-1.5%
Dow Chemical Company (The)                               143,900      7,151,830
                                                                  -------------


COMMERCIAL BANKS-.8%
Wells Fargo & Company                                     58,400      3,579,920
                                                                  -------------


COMMUNICATION EQUIPMENT-3.7%
Avaya Inc.*                                              223,000      3,200,050
Cisco Systems, Inc.*                                     259,120      4,674,525
Nokia Oyj ADR#                                           300,500      4,591,640
Research In Motion Limited*                               67,250      4,794,252
                                                                  -------------
                                                                     17,260,467
                                                                  -------------

COMPUTERS & PERIPHERALS-2.5%
Apple Computer, Inc.*                                    126,150      9,700,935
EMC Corporation*                                         175,900      2,304,290
                                                                  -------------
                                                                     12,005,225
                                                                  -------------

CONSUMER PRODUCTS-.5%
Eastman Kodak Company                                     74,400      2,461,896
                                                                  -------------


DIVERSIFIED FINANCIAL SERVICES-3.5%
Lehman Brothers Holdings Inc.                            105,600      9,629,664
MBNA Corporation                                         266,100      7,072,938
                                                                  -------------
                                                                     16,702,602
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.9%
Symbol Technologies, Inc.                                241,000      4,410,300
                                                                  -------------


ENERGY EQUIPMENT & SERVICES-7.1%
BJ Services Company                                      149,600      7,188,280
National-Oilwell, Inc.*                                  241,300      8,899,144
Schlumberger Limited                                     112,600      7,661,304
Transocean Inc.*                                         222,100      9,772,400
                                                                  -------------
                                                                     33,521,128
                                                                  -------------

FOOD & STAPLES RETAILING-2.7%
CVS Corporation                                          144,600      6,702,210
Wal-Mart Stores, Inc.                                    116,650      6,112,460
                                                                  -------------
                                                                     12,814,670

FREIGHT & LOGISTICS-1.3%
FedEx Corp.                                               62,600      5,987,690
                                                                  -------------

HEALTH CARE-2.0%
WellPoint Inc. *                                          78,900      9,586,350
                                                                  -------------


HEALTH CARE PROVIDERS & SERVICES-3.5%
Caremark Rx, Inc.*                                       125,050      4,889,455
CIGNA Corporation                                         70,500      5,657,625
Humana Inc.*                                              77,400      2,652,498
PacifiCare Health Systems, Inc.*                          50,500      3,107,265
                                                                  -------------
                                                                     16,306,843
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE-5.4%
Carnival Corporation                                      41,400      2,384,640
Harrah's Entertainment, Inc.                              55,100      3,484,524
Hilton Hotels Corporation                                424,100      9,436,225
MGM MIRAGE*                                               59,500      4,272,695
Starwood Hotels & Resorts Worldwide, Inc.                101,400      5,870,046
                                                                  -------------
                                                                     25,448,130
                                                                  -------------

HOUSEHOLD PRODUCTS-1.0%
Procter & Gamble Company                                  87,300      4,646,979
                                                                  -------------


INDUSTRIAL CONGLOMERATES-5.3%
3M Co.                                                   107,900      9,102,444
General Electric Company                                 145,600      5,260,528
Tyco International Ltd.                                  289,900     10,476,986
                                                                  -------------
                                                                     24,839,958
                                                                  -------------


INFORMATION TECHNOLOGY  SERVICES-.9%
Automatic Data Processing, Inc.                          102,200      4,443,655
                                                                  -------------


INSURANCE-2.5%
ACE Limited                                              114,500      4,969,300
American International Group, Inc.                       104,400      6,920,676
                                                                  -------------
                                                                     11,889,976
                                                                  -------------


INTERNET & CATALOG RETAIL-2.6%
eBay Inc.*                                                87,610      7,140,215
Netflix  Inc.*                                           429,800      4,942,700
                                                                  -------------
                                                                     12,082,915
                                                                  -------------


INTERNET SOFTWARE & SERVICES-3.4%
Google Inc. Cl A*                                         46,900      9,175,047
Yahoo! Inc. *                                            199,200      7,013,832
                                                                  -------------
                                                                     16,188,879
                                                                  -------------


MACHINERY-2.0%
Caterpillar Inc.                                          77,500      6,905,250
Danaher Corporation                                       44,400      2,436,672
                                                                  -------------
                                                                      9,341,922
                                                                  -------------

MEDIA-8.6%
Disney (Walt) Company                                    266,300      7,624,169
News Corporation Cl. A                                   417,500      7,097,500
Time Warner Inc.*                                        329,200      5,925,600
Univision Communications Inc. Cl. A*                      43,450      1,186,620
Viacom Inc. Cl. B                                        184,600      6,892,964
XM Satellite Radio Holdings Inc. Cl. A*                  367,600     11,730,116
                                                                  -------------
                                                                     40,456,969
                                                                  -------------


METALS & MINING-1.6%
Peabody Energy Corporation                                86,300      7,313,925
                                                                  -------------


MULTILINE RETAIL-3.6%
Federated Department Stores, Inc.                         59,500      3,379,600
Kohl's Corporation*                                      102,500      4,818,525
Target Corporation                                       171,150      8,689,286
                                                                  -------------
                                                                     16,887,411
                                                                  -------------

OIL & GAS-2.7%
BP PLC Sponsored ADR#                                    117,900      7,029,198
EOG Resources, Inc.                                       36,900      2,739,825
Sasol ADR#                                               139,350      2,841,347
                                                                  -------------
                                                                     12,610,370
                                                                  -------------


PERSONAL PRODUCTS-2.7%
Gillette Company                                         256,900     13,029,967
                                                                  -------------


PHARMACEUTICALS-5.8%
Abbott Laboratories                                      101,750      4,580,785
Johnson & Johnson                                        128,400      8,307,480
Sanofi-Aventis ADR#                                      248,600      9,252,892
Sepracor Inc.*                                            90,550      5,177,649
                                                                  -------------
                                                                     27,318,806
                                                                  -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.0%
Analog Devices, Inc.                                     102,200      3,667,958
Freescale Semiconductor Inc. Cl. A*                      189,800      3,245,580
Intel Corporation                                        321,650      7,221,043
Linear Technology Corporation                            124,950      4,715,613
                                                                  -------------
                                                                     18,850,194
                                                                  -------------


SOFTWARE-6.6%
Intuit Inc.*                                             184,600      7,199,400
Microsoft Corporation                                    543,030     14,270,828
Oracle Corporation*                                      367,200      5,056,344
Symantec Corporation*                                    207,100      4,835,785
                                                                  -------------
                                                                     31,362,357
                                                                  -------------


SPECIALTY RETAIL-2.0%
Bed Bath & Beyond Inc.*                                   87,000      3,505,230
Lowe's Companies,  Inc.                                  100,900      5,750,291
                                                                  -------------
                                                                      9,255,521
                                                                  -------------


WIRELESS TELECOMMUNICATION SERVICES-.9%
Sprint Corporation                                       182,100      4,339,443
                                                                  -------------



Total Common Stocks (Cost $452,104,795)                             473,587,916
                                                                  -------------

Short-Term Investments-.3%                             Principal
                                                        Amount
U.S. Agency Obligations                                 ------
Federal Home Loan Banks,   1.80%, 2/1/05
(Cost $1,400,000)                                     $1,400,000      1,400,000
                                                                  -------------


Total Investments (Cost $453,504,795)(a)                   100.7%   474,987,916
Liabilities in Excess of Other Assets                       (0.7)    (3,146,616)
                                                      ----------  -------------
Net Assets                                                 100.0% $ 471,841,300
                                                      ==========  =============



* Non-income producing securities.
# American Depositary Receipt.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $453,504,795, amounted to $21,483,121 which consisted of aggregate gross unrealized appreciation of $34,865,484 and aggregate gross unrealized depreciation of $13,382,363.

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments(Unaudited)
January 31, 2005



Common Stocks-95.9%                                      Shares        Value
                                                         ------        -----

AEROSPACE & DEFENSE-3.0%
BE Aerospace, Inc.*                                      149,800   $  1,616,342
Esterline Technologies Corporation*                       53,600      1,608,536
SI International Inc.*                                    69,300      1,774,080
                                                                   ------------
                                                                      4,998,958
                                                                   ------------


AIRLINES-.8%
AirTran Holdings, Inc.*                                  161,400      1,378,356
                                                                   ------------


BIOTECHNOLOGY-4.9%
Encysive Pharmaceuticals Inc.*                           145,700      1,369,580
Incyte Corporation*                                      120,500      1,079,680
Rigel Pharmaceuticals, Inc.*                              54,800      1,051,612
Serologicals Corporation*                                 66,100      1,562,604
Theravance, Inc*                                          73,000      1,316,117
Vicuron Pharmaceuticals Inc.*                            112,900      1,710,435
                                                                   ------------
                                                                      8,090,028
                                                                   ------------


BUSINESS SERVICES-1.1%
MicroStrategy Incorporated*                               25,200      1,832,040
                                                                   ------------


CAPITAL MARKETS-3.5%
Affiliated Managers Group, Inc.*                          33,425      2,119,479
National Financial Partners Corporation                   57,500      2,246,525
Piper Jaffray Companies, Inc*                             34,050      1,347,699
                                                                   ------------
                                                                      5,713,703
                                                                   ------------


CHEMICALS-1.3%
Lubrizol Corporation                                      57,900      2,086,137
                                                                   ------------


COMMERCIAL BANKS-2.9%
Boston Private Financial Holdings, Inc.                   64,600      1,798,464
East West Bancorp, Inc.                                   56,100      2,184,534
Southwest Bancorporation of Texas, Inc.                   36,300        717,651
                                                                   ------------
                                                                      4,700,649
                                                                   ------------


COMMERCIAL SERVICES & SUPPLIES-3.1%
CoStar Group Inc.*                                        35,600      1,529,020
FTI  Consulting, Inc.*                                    83,000      1,610,200
Gevity HR, Inc.                                           94,000      1,936,400
                                                                   ------------
                                                                      5,075,620
                                                                   ------------


COMMUNICATION EQUIPMENT-3.0%
Arris Group Inc.*                                        218,800      1,354,372
NETGEAR, Inc.*                                           124,200      1,867,968
Powerwave Technologies, Inc.*                            226,400      1,781,768
                                                                   ------------
                                                                      5,004,108
                                                                   ------------


COMPUTERS & PERIPHERALS-3.9%
Advanced Digital Information Corporation*                129,000      1,349,340
Avid Technology, Inc.*                                    30,900      1,948,245
Maxtor Corporation*                                      353,100      1,670,163
Silicon Image, Inc.*                                     119,100      1,418,481
                                                                   ------------
                                                                      6,386,229
                                                                   ------------


COMPUTER SERVICES-1.0%
Open Solutions Inc.*                                      72,800      1,588,496
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
Roper Industries, Inc.                                    26,250      1,524,075
                                                                   ------------


ENERGY-1.4%
Arch Coal, Inc.                                           62,500      2,284,375
                                                                   ------------


ENERGY EQUIPMENT & SERVICES-2.4%
Core Laboratories N.V.*                                   66,200      1,429,258
Lone Star Technologies, Inc.*                             60,800      2,480,032
                                                                   ------------
                                                                      3,909,290
                                                                   ------------


FINANCIAL SERVICES-1.8%
Advance America Cash Advance Centers Inc. *               58,000      1,293,400
Calamos Asset Management, Inc.*                           68,000      1,717,680
                                                                   ------------
                                                                      3,011,080
                                                                   ------------

FINANCIAL INFORMATION SERVICES-.3%
GFI Group Inc.*                                           21,300        558,912
                                                                   ------------


FOOD PRODUCTS-.5%
Ralcorp Holdings, Inc.*                                   17,000        748,000
                                                                   ------------


HEALTH CARE EQUIPMENT & SUPPLIES-3.5%
Immucor, Inc.*                                            76,100      2,329,421
INAMED Corporation*                                       22,400      1,550,080
Intuitive Surgical, Inc.*                                 48,550      1,937,145
                                                                   ------------
                                                                      5,816,646
                                                                   ------------


HEALTH CARE PROVIDERS & SERVICES-7.9%
Psychiatric Solutions, Inc.*                              63,850      2,260,290
Sierra Health Services, Inc*                              39,900      2,191,707
Sunrise Senior  Living Inc.*                              55,100      2,525,233
Symbion, Inc.*                                            98,900      1,984,923
VCA Antech, Inc.*                                         94,000      1,743,700
WellCare Health Plans Inc.*                               67,500      2,376,000
                                                                   ------------
                                                                     13,081,853
                                                                   ------------


HOTELS, RESTAURANTS & LEISURE-3.2%
Applebee's International, Inc.                            84,812      2,362,862
Aztar Corporation*                                        44,600      1,437,458
Red Robin Gourmet Burgers Inc.*                           30,550      1,443,488
                                                                   ------------
                                                                      5,243,808
                                                                   ------------


INFORMATION TECHNOLOGY  SERVICES-2.4%
Global Payments Inc.                                      33,150      1,899,164
Kanbay International Inc.*                                78,700      2,120,965
                                                                   ------------
                                                                      4,020,129
                                                                   ------------


INSURANCE-1.0%
Platinum Underwriters Holdings, Inc.                      55,400      1,635,962
                                                                   ------------


INTERNET & CATALOG RETAIL-1.0%
J. Jill Group Inc.*                                      118,300      1,710,618
                                                                   ------------


INTERNET SOFTWARE & SERVICES-4.7%
aQuantive, Inc.*                                         244,300      2,264,661
Arbinet Holdings, Inc. *                                  54,300      1,324,920
Netease.com Inc. ADR*#                                    40,400      1,702,860
Openwave Systems, Inc.*                                   97,533      1,328,399
ValueClick, Inc.*                                         88,150      1,166,225
                                                                   ------------
                                                                      7,787,065
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.3%
LIFE TIME FITNESS, Inc.*                                  82,700      2,162,605
                                                                   ------------


MACHINERY-3.7%
Actuant Corporation Cl. A*                                42,900      2,241,525
Joy Global Inc.                                           71,700      2,002,581
Terex Corporation*                                        44,100      1,898,505
                                                                   ------------
                                                                      6,142,611
                                                                   ------------


MEDIA-4.7%
Harris Interactive Inc.*                                 216,500      1,615,090
Media General, Inc. Cl. A                                 34,170      2,185,855
Spanish Broadcasting System, Inc. Cl. A *                214,900      2,208,098
World Wrestling Entertainment, Inc.                      132,300      1,666,980
                                                                   ------------
                                                                      7,676,023
                                                                   ------------


MEDICAL DEVICES-.7%
Advanced Medical Optics, Inc.*                            26,600      1,135,554
                                                                   ------------


METALS & MINING-.8%
Cleveland-Cliffs Inc.                                     19,800      1,296,504
                                                                   ------------


OIL & GAS-4.7%
Grey Wolf, Inc.*                                         332,100      1,760,130
Range Resources Corporation                              100,800      2,236,752
Todco Cl. A*                                             112,934      2,317,406
Whiting Petroleum Corporation*                            39,500      1,379,340
                                                                   ------------
                                                                      7,693,628
                                                                   ------------


PHARMACEUTICALS-1.9%
Impax Laboratories, Inc.*                                123,500      2,117,408
Pharmion Corp.*                                           28,800      1,044,288
                                                                   ------------
                                                                      3,161,696
                                                                   ------------


ROAD & RAIL-1.2%
Landstar Systems, Inc.*                                   58,500      2,034,630
                                                                   ------------


SEMICONDUCTOR CAPITAL EQUIPMENT-1.5%
FormFactor Inc.*                                          36,600        833,382
SiRF Technology Holdings, Inc.*                          161,700      1,705,935
                                                                   ------------
                                                                      2,539,317
                                                                   ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.6%
AMIS Holdings, Inc.*                                     104,900      1,128,724
Brooks Automation, Inc.*                                  80,800      1,235,432
Semtech Corporation*                                      96,250      1,769,075
Sigmatel Incorporated*                                    44,100      1,737,981
                                                                   ------------
                                                                      5,871,212
                                                                   ------------

SOFTWARE-4.2%
Cerner Corporation*                                       41,750      2,077,062
Fair Isaac Corporation                                    40,080      1,384,763
Hyperion Solutions Corporation*                           43,800      2,104,151
Quest Software, Inc. *                                    95,650      1,358,230
                                                                   ------------
                                                                      6,924,206
                                                                   ------------


SPECIALTY RETAIL-3.8%
Guitar Center, Inc.*                                      34,650      1,983,713
Pacific Sunwear of California, Inc.*                      82,400      2,017,976
PETCO Animal Supplies, Inc.*                              60,000      2,278,200
                                                                   ------------
                                                                      6,279,889
                                                                   ------------


THRIFTS & MORTGAGE FINANCE-1.3%
Bank Mutual Corporation                                  173,524      2,096,170
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS-1.0%
MSC Industrial Direct Co., Cl. A                          46,300      1,602,906
                                                                   ------------


WIRELESS TELECOMMUNICATION SERVICES-1.9%
InPhonic, Inc.*                                           49,900      1,254,985
UbiquiTel Inc. *                                         260,900      1,823,691
                                                                   ------------
                                                                      3,078,676
                                                                   ------------




Total Common Stocks
   (Cost $138,680,629)                                              157,881,764
                                                                   ------------


                                                       Principal
Short-Term Investments-5.5%                             Amount
                                                        ------
U.S. AGENCY OBLIGATIONS Federal Home Loan Banks,
  1.80%, 2/1/05
  (Cost $9,100,000)                                   $9,100,000      9,100,000
                                                                   ------------

Total Investments
   (Cost $147,780,629)(a)                                  101.4%   166,981,764
Liabilities in Excess of Other Assets                       (1.4)    (2,306,924)
                                                       ---------   ------------
Net Assets                                                 100.0%  $164,674,840
                                                       =========   ============



* Non-income producing securities.
# American Depositary Receipt.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $147,780,629, amounted to $19,201,135 which consisted of aggregate gross unrealized appreciation of $24,421,701 and aggregate gross unrealized depreciation of $5,220,566.

The Alger Funds
Alger Balanced Fund
Schedule of Investments(Unaudited)
January 31, 2005


Common Stocks-65.3%                                                              Shares         Value
                                                                                 ------         -----

BEVERAGES-1.3%
Coca-Cola Company                                                                31,200     $  1,294,488
PepsiCo, Inc.                                                                    24,200        1,299,540
                                                                                            ------------
                                                                                               2,594,028
                                                                                            ------------


BIOTECHNOLOGY-2.9%
Biogen Idec Inc.*                                                                13,800          896,448
Genzyme Corporation General Division*                                            20,300        1,181,663
Gilead Sciences, Inc. *                                                          51,200        1,694,720
ImClone Systems Incorporated*                                                    11,200          469,840
OSI Pharmaceuticals, Inc.*                                                       25,400        1,653,540
                                                                                            ------------
                                                                                               5,896,211
                                                                                            ------------


CAPITAL MARKETS-1.5%
Affiliated Managers Group, Inc.*                                                 10,650          675,317
Merrill Lynch & Co., Inc.                                                        22,400        1,345,568
T. Rowe Price Group Inc.                                                         16,600          993,510
                                                                                            ------------
                                                                                               3,014,395
                                                                                            ------------


CHEMICALS-1.0%
Dow Chemical Company (The)                                                       39,950        1,985,515
                                                                                            ------------


COMMERCIAL BANKS-.5%
Wells Fargo & Company                                                            16,250          996,125
                                                                                            ------------


COMMUNICATION EQUIPMENT-2.2%
Avaya Inc.*                                                                      58,200          835,170
Cisco Systems, Inc.*                                                             55,050          993,102
Nokia Oyj ADR#                                                                   83,900        1,281,992
Research In Motion Limited*                                                      18,850        1,343,817
                                                                                            ------------
                                                                                               4,454,081
                                                                                            ------------


COMPUTERS & PERIPHERALS-1.7%
Apple Computer, Inc.*                                                            35,800        2,753,020
EMC Corporation*                                                                 49,200          644,520
                                                                                            ------------
                                                                                               3,397,540
                                                                                            ------------


CONSUMER PRODUCTS-.3%
Eastman Kodak Company                                                            20,600          681,653
                                                                                            ------------


DIVERSIFIED FINANCIAL SERVICES-2.3%
Lehman Brothers Holdings Inc.                                                    29,600        2,699,224
MBNA Corporation                                                                 74,500        1,980,210
                                                                                            ------------
                                                                                               4,679,434
                                                                                            ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
Symbol Technologies, Inc.                                                        66,900        1,224,270
                                                                                            ------------


ENERGY EQUIPMENT & SERVICES-5.0%
BJ Services Company                                                              41,450        1,991,673
National-Oilwell, Inc.*                                                         101,950        3,759,916
Schlumberger Limited                                                             26,900        1,830,276
Transocean Inc.*                                                                 57,100        2,512,400
                                                                                            ------------
                                                                                              10,094,265
                                                                                            ------------


FOOD & STAPLES RETAILING-1.8%
CVS Corporation                                                                  40,300        1,867,905
Wal-Mart Stores, Inc.                                                            33,250        1,742,300
                                                                                            ------------
                                                                                               3,610,205
                                                                                            ------------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                                                      17,400        1,664,310
                                                                                            ------------


HEALTH CARE-1.3%
WellPoint Inc. *                                                                 21,900        2,660,850
                                                                                            ------------


HEALTH CARE PROVIDERS & SERVICES-2.2%
Caremark Rx, Inc.*                                                               31,650        1,237,515
CIGNA Corporation                                                                19,500        1,564,875
Humana Inc.*                                                                     21,700          743,659
PacifiCare Health Systems, Inc.*                                                 14,100          867,573
                                                                                            ------------
                                                                                               4,413,622
                                                                                            ------------


HOTELS, RESTAURANTS & LEISURE-3.4%
Carnival Corporation                                                             11,500          662,400
Harrah's Entertainment, Inc.                                                     15,200          961,248
Hilton Hotels Corporation                                                       127,400        2,834,650
MGM MIRAGE*                                                                      16,500        1,184,865
Starwood Hotels & Resorts Worldwide, Inc.                                        20,600        1,192,534
                                                                                            ------------
                                                                                               6,835,697
                                                                                            ------------


HOUSEHOLD PRODUCTS-.6%
Procter & Gamble Company                                                         24,400        1,298,811
                                                                                            ------------


INDUSTRIAL CONGLOMERATES-3.4%
3M Co.                                                                           30,100        2,539,236
General Electric Company                                                         40,350        1,457,846
Tyco International Ltd.                                                          80,950        2,925,533
                                                                                            ------------
                                                                                               6,922,615
                                                                                            ------------


INSURANCE-1.6%
ACE Limited                                                                      29,750        1,291,150
American International Group, Inc.                                               29,300        1,942,297
                                                                                            ------------
                                                                                               3,233,447
                                                                                            ------------


INTERNET & CATALOG RETAIL-1.7%
eBay Inc.*                                                                       24,250        1,976,375
Netflix  Inc.*                                                                  119,750        1,377,125
                                                                                            ------------
                                                                                               3,353,500
                                                                                            ------------


INTERNET SOFTWARE & SERVICES-2.2%
Google Inc. Cl. A*                                                               13,000        2,543,190
Yahoo! Inc. *                                                                    55,600        1,957,676
                                                                                            ------------
                                                                                               4,500,866
                                                                                            ------------


INFORMATION TECHNOLOGY  SERVICES-.6%
Automatic Data Processing, Inc.                                                  27,700        1,204,396
                                                                                            ------------


MACHINERY-1.3%
Caterpillar Inc.                                                                 21,500        1,915,650
Danaher Corporation                                                              12,400          680,512
                                                                                            ------------
                                                                                               2,596,162
                                                                                            ------------


MEDIA-5.5%
Disney (Walt) Company                                                            74,500        2,132,935
News Corporation Cl. A                                                          116,400        1,978,800
Time Warner Inc.*                                                                89,000        1,602,000
Univision Communications Inc. Cl. A*                                             12,000          327,720
Viacom Inc. Cl. B                                                                50,150        1,872,601
XM Satellite Radio Holdings Inc. Cl. A*                                          97,850        3,122,394
                                                                                            ------------
                                                                                              11,036,450
                                                                                            ------------


METALS & MINING-1.0%
Peabody Energy Corporation                                                       24,700        2,093,325
                                                                                            ------------

MULTILINE RETAIL-2.3%
Federated Department Stores, Inc.                                                16,100          914,480
Kohl's Corporation*                                                              28,700        1,349,187
Target Corporation                                                               46,000        2,335,420
                                                                                            ------------
                                                                                               4,599,087
                                                                                            ------------


OIL & GAS-1.9%
BP PLC Sponsored ADR#                                                            32,700        1,949,574
EOG Resources, Inc.                                                              14,400        1,069,200
Sasol ADR#                                                                       39,000          795,210
                                                                                            ------------
                                                                                               3,813,984
                                                                                            ------------


PERSONAL PRODUCTS-1.8%
Gillette Company                                                                 71,200        3,611,264
                                                                                            ------------


PHARMACEUTICALS-3.8%
Abbott Laboratories                                                              28,200        1,269,564
Johnson & Johnson                                                                35,600        2,303,320
Sanofi-Aventis ADR#                                                              69,000        2,568,180
Sepracor Inc.*                                                                   25,300        1,446,654
                                                                                            ------------
                                                                                               7,587,718
                                                                                            ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.6%
Analog Devices, Inc.                                                             28,300        1,015,687
Freescale Semiconductor Inc. Cl. A*                                              52,650          900,315
Intel Corporation                                                                87,200        1,957,640
Linear Technology Corporation                                                    34,700        1,309,578
                                                                                            ------------
                                                                                               5,183,220
                                                                                            ------------


SOFTWARE-4.3%
Intuit Inc.*                                                                     51,400        2,004,600
Microsoft Corporation                                                           147,950        3,888,126
Oracle Corporation*                                                             102,800        1,415,556
Symantec Corporation*                                                            56,100        1,309,935
                                                                                            ------------
                                                                                               8,618,217
                                                                                            ------------


SPECIALTY RETAIL-1.3%
Bed Bath & Beyond Inc.*                                                          24,300          979,047
Lowe's Companies,  Inc.                                                          27,500        1,567,225
                                                                                            ------------
                                                                                               2,546,272
                                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES-.6%
Sprint Corporation                                                               49,450        1,178,394
                                                                                            ------------


Total Common Stocks (Cost $125,800,893)                                                      131,579,928
                                                                                            ------------

                                                                              Principal
Corporate Bonds-16.2%                                                          Amount
                                                                               ------


AEROSPACE & DEFENSE-.6%
Northrop Grumman Corporation, 7.125%, 2/15/11                               $   435,000          499,026
United Technologies, 4.875%, 11/1/06                                            732,000          748,977
                                                                                            ------------
                                                                                               1,248,003
                                                                                            ------------


AUTOMOTIVE-1.3%
DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08                              425,000          423,232
General Motors Acceptance Corp., 4.50%, 7/15/06                                 606,000          603,771
General Motors Acceptance,  6.875%, 9/15/11                                   1,600,000        1,608,779
                                                                                            ------------
                                                                                               2,635,782
                                                                                            ------------


BEVERAGES-.3%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25                                  650,000          688,485
                                                                                            ------------


CABLE-.4%
Cox Communications, Inc., 5.45%, 12/15/14(a)                                    700,000          707,671
                                                                                            ------------


CAPITAL MARKETS-.8%
J.P. Morgan Chase & Co., 3.625%, 5/1/08                                         750,000          742,163
Morgan Stanley,  6.75%, 4/15/11                                                 750,000          843,307
                                                                                            ------------
                                                                                               1,585,470
                                                                                            ------------

COMMERCIAL BANKS-2.0%
Associates Corp. North America,  6.95%, 11/1/18                               1,077,000        1,265,296
Bank of America Corp.,  5.375%, 6/15/14                                         800,000          844,058
US Bancorp National Association, Minneapolis, 6.50%, 2/1/08                     400,000          429,180
Wells Fargo & Co. Sr. Global,  6.375%, 8/1/11                                 1,250,000        1,384,849
                                                                                            ------------
                                                                                               3,923,383
                                                                                            ------------


COMMUNICATION SERVICES-.8%
AT&T Wireless Services Inc., 7.50%, 5/1/07                                    1,520,000        1,641,340
                                                                                            ------------


COMPUTERS & PERIPHERALS-.6%
International Business Machines Corp., 6.50%, 1/15/28                         1,000,000        1,167,796
                                                                                            ------------


CONSUMER PRODUCTS-.6%
Eastman Kodak Company, 7.25%, 11/15/13                                        1,125,000        1,215,397
                                                                                            ------------


DIVERSIFIED FINANCIAL SERVICES-.3%
Block Financial Corp., 8.50%, 4/15/07                                           500,000          547,160
                                                                                            ------------


DIVERSIFIED TELECOMMUNICATION SERVICES-.4%
Verizon New York Inc. Series A, 6.875%, 4/1/12                                  789,000          886,702
                                                                                            ------------


ELECTRIC UTILITIES-1.3%
AEP Texas North Company Senior Notes, 5.50%, 3/1/13                             523,000          546,933
Dominion Resources, Inc.,  5.00%, 3/15/13                                       690,000          699,660
General Electric Capital Corp., 6.75%, 3/15/32                                1,190,000        1,413,125
                                                                                            ------------
                                                                                               2,659,718
                                                                                            ------------


ENERGY EQUIPMENT & SERVICES-.5%
Baker Hughes Inc.,  6.25%, 1/15/09                                            1,000,000        1,080,078
                                                                                            ------------

FINANCIAL SERVICES-.8%
John Deere Capital Corp.,   4.125%, 1/15/10                                     490,000          489,452
Merrill Lynch & Co.,  5.00%, 1/15/15                                          1,200,000        1,206,042
                                                                                            ------------
                                                                                               1,695,494
                                                                                            ------------

FOOD CHAINS-.2%
Fred Meyer,Inc. Sr. Notes, 7.45%, 3/1/08                                        310,000          339,767
                                                                                            ------------


FOOD PRODUCTS-.3%
Kellogg Co. Senior Note, 2.875%, 6/1/08                                         697,000          674,855
                                                                                            ------------


HEALTH CARE PROVIDERS & SERVICES-.4%
UnitedHealth Group, 4.75%, 2/10/14                                              700,000          699,738
                                                                                            ------------


INDUSTRIAL CONGLOMERATES-.2%
Tyco International Group SA,  6.00%, 11/15/13                                   340,000          371,352
                                                                                            ------------


INSURANCE-.7%
Berkshire Hathaway, 4.85%, 1/15/15(a)                                         1,295,000        1,308,803
                                                                                            ------------


LEASING-.7%
International Lease Finance Corp., 4.75%, 1/13/12                             1,400,000        1,407,671
                                                                                            ------------


MEDIA-.7%
Comcast Corporation, 6.50%, 1/15/15                                             459,000          512,861
Liberty Media Corporation Floating Rate Note, 3.99%, 9/17/06                    450,000          455,373
News America Inc.,  6.625%, 1/9/08                                              435,000          466,404
                                                                                            ------------
                                                                                               1,434,638
                                                                                            ------------


OIL & GAS-.4%
Conoco Funding Co., 6.35%, 10/15/11                                             750,000          839,255
                                                                                            ------------


TELEPHONES-.6%
Deutsche Telek International Finance  B V Gtd Notes, 8.50%, 6/15/10           1,000,000        1,188,172
                                                                                            ------------

THRIFTS & MORTGAGE FINANCE-.5%
Washington Mutual, Inc., 4.375%, 1/15/08                                      1,050,000        1,061,937
                                                                                            ------------


UTILITIES-.2%
Southern California Edison Co.,  5.00%, 1/15/14                                 450,000          460,453
                                                                                            ------------


WIRELESS TELECOMMUNICATION SERVICES-.6%
Vodafone Group PLC, 7.75%, 2/15/10                                            1,000,000        1,155,074
                                                                                            ------------


Total Corporate Bonds (Cost $32,098,026)                                                      32,624,194
                                                                                            ------------


U.S. Government & Agency Obligations-18.2%

Federal Home Loan Banks,  3.50%, 1/27/12                                      2,500,000        2,490,643
Federal Home Loan Mortgage Corporation,
   4.125%, 11/18/09                                                           2,185,000        2,187,524
   4.30%, 2/3/11                                                              3,335,000        3,317,828
   4.50%, 1/15/14                                                             4,000,000        4,026,028
Federal National Mortgage Association,
   3.125%, 7/15/06                                                            3,910,000        3,900,186
   6.625%, 10/15/07                                                             910,000          980,213
   3.80%, 1/18/08                                                             1,500,000        1,499,307
   3.25%, 8/15/08                                                               940,000          923,907
   4.30%, 1/19/10                                                             1,500,000        1,507,235
   6.625%, 11/15/30                                                             350,000          433,358
U.S. Treasury Bonds,
   7.50%, 11/15/16                                                            1,483,000        1,914,983
   6.875%, 8/15/25                                                            1,751,000        2,263,442
   6.125%, 11/15/27                                                           1,020,000        1,227,626
   5.375%, 2/15/31                                                            1,000,000        1,118,946
U.S. Treasury Notes,
   4.375%, 05/15/2007                                                           480,000          491,175
   3.00%,  11/15/2007                                                         4,276,000        4,232,239
   2.625%, 03/15/2009                                                           455,000          438,507
   3.625%, 07/15/2009                                                           197,000          196,869
   3.50%, 11/15/2009                                                          2,100,000        2,084,580
   4.75%, 05/15/2014                                                            552,000          578,673
   4.25%, 11/15/2014                                                            800,000          807,626
                                                                                            ------------
Total U.S. Government & Agency Obligations (Cost $36,321,412)                                 36,620,895
                                                                                            ------------

Short-Term Investments-.6%

Federal Home Loan Banks,1.80%,  2/1/05 (Cost $1,100,000)                     1,100,000         1,100,000
                                                                                            ------------


Total Investments (Cost $195,320,331)(b)                                         100.3%      201,925,017
Liabilities in Excess of Other Assets                                             (0.3)         (557,415)
                                                                            ----------      ------------
Net Assets                                                                       100.0%     $201,367,602
                                                                            ==========      ============


* Non-income producing securities.
#   American Depositary Receipt.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.1% of net assets of the Fund.
(b) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $195,320,331, amounted to $6,604,685 which consisted of aggregate gross unrealized appreciation of $10,756,404 and aggregate gross unrealized depreciation of $4,151,719.

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments(Unaudited)
January 31, 2005


Common Stocks-99.1%                                    Shares         Value
                                                       ------         -----

AEROSPACE & DEFENSE-2.0%
L-3 Communications Holdings, Inc.                      188,580    $ 13,466,498
                                                                  ------------


BIOTECHNOLOGY-3.1%
Genzyme Corporation General Division*                  150,950       8,786,800
ImClone Systems Incorporated*                          133,550       5,602,423
OSI Pharmaceuticals, Inc.*                              97,350       6,337,484
                                                                  ------------
                                                                    20,726,707
                                                                  ------------


BUILDING & CONSTRUCTION-2.1%
Toll Brothers, Inc.*                                   178,050      13,900,364
                                                                  ------------


CAPITAL MARKETS-3.8%
Affiliated Managers Group, Inc.*                       104,622       6,634,081
Investors Financial Services Corp.                     146,300       7,374,983
Legg Mason, Inc.                                       139,750      10,792,893
                                                                  ------------
                                                                    24,801,957
                                                                  ------------


CHEMICALS-2.0%
Lyondell  Chemical Company                             451,905      13,295,045
                                                                  ------------


COMMERCIAL BANKS-1.5%
East West Bancorp, Inc.                                264,550      10,301,577
                                                                  ------------


COMMERCIAL SERVICES & SUPPLIES-1.9%
First Marblehead Corporation (The)*                     79,150       5,091,720
Service Corporation International*                   1,080,750       7,457,175
                                                                  ------------
                                                                    12,548,895
                                                                  ------------


COMMUNICATION EQUIPMENT-3.1%
Arris Group Inc.*                                      801,300       4,960,047
Avaya Inc.*                                            438,550       6,293,193
Brocade Communications Systems, Inc.*                1,442,700       8,944,740
                                                                  ------------
                                                                    20,197,980
                                                                  ------------


COMMUNICATION TECHNOLOGY-.9%
Nextel Partners, Inc. Cl.  A*                          297,700       5,921,253
                                                                  ------------


COMPUTERS & PERIPHERALS-5.3%
Apple Computer, Inc.*                                  229,950      17,683,154
Creative Technology Limited                            411,700       5,648,523
Maxtor Corporation*                                  1,102,300       5,213,878
PalmOne, Inc.*                                         250,300       6,476,512
                                                                  ------------
                                                                    35,022,067
                                                                  ------------


COMPUTER SERVICES-1.0%
Akamai Technologies Inc.*                              498,950       6,536,245
                                                                  ------------


CONSTRUCTION & ENGINEERING-.5%
Chicago Bridge & Iron Company N.V                       87,800       3,318,840
                                                                  ------------


DIVERSIFIED FINANCIAL SERVICES-.7%
CapitalSource Inc.*                                    190,500       4,497,705
                                                                  ------------

ELECTRICAL EQUIPMENT-2.0%
Rockwell Automation, Inc.                              240,100      13,601,665
                                                                  ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.8%
Symbol Technologies, Inc.                              495,950       9,075,885
Trimble Navigation Limited*                             75,100       2,670,556
                                                                  ------------
                                                                    11,746,441
                                                                  ------------


ENERGY EQUIPMENT & SERVICES-5.8%
BJ Services Company                                    241,000      11,580,050
Lone Star Technologies, Inc.*                          206,400       8,419,056
National-Oilwell, Inc.*                                402,800      14,855,264
Williams Companies, Inc. (The)                         194,000       3,261,140
                                                                  ------------
                                                                    38,115,510
                                                                  ------------


HEALTH CARE EQUIPMENT & SUPPLIES-3.3%
C.R. Bard, Inc.                                        160,250      10,864,950
Cytyc Corporation*                                     130,850       3,277,793
Kinetic Concepts, Inc.*                                120,200       7,813,000
                                                                  ------------
                                                                    21,955,743
                                                                  ------------


HEALTH CARE PROVIDERS & SERVICES-6.1%
American Healthways, Inc.*                              53,200       1,658,776
AMERIGROUP Corporation*                                 85,300       3,506,683
Community Health Systems Inc.*                          56,200       1,628,676
Covance Inc.*                                          154,750       6,576,875
Humana Inc.*                                           100,200       3,433,854
Medco Health Solutions, Inc*                           155,300       6,611,121
PacifiCare Health Systems, Inc.*                       268,000      16,490,040
                                                                  ------------
                                                                    39,906,025
                                                                  ------------


HOTELS, RESTAURANTS & LEISURE-6.2%
Applebee's International, Inc.                         204,450       5,695,977
Aztar Corporation*                                     131,000       4,222,130
Cheesecake Factory Incorporated (The)*                  53,350       1,726,940
Harrah's Entertainment, Inc.                            98,600       6,235,464
Hilton Hotels Corporation                              199,300       4,434,425
Kerzner International Limited*                          96,000       5,791,680
Penn National Gaming, Inc.*                             92,900       6,093,311
Royal Caribbean Cruises Ltd.                           128,700       6,821,100
                                                                  ------------
                                                                    41,021,027
                                                                  ------------


HOUSEHOLD DURABLES-1.7%
Garmin Ltd.                                            204,750      11,261,250
                                                                  ------------


INSURANCE-.7%
UICI                                                   149,700       4,628,724
                                                                  ------------

INTERNET & CATALOG RETAIL-1.4%
Netflix  Inc.*                                         788,800       9,071,200
                                                                  ------------


INTERNET SOFTWARE & SERVICES-3.0%
Global Payments Inc.                                   174,400       9,991,376
Netease.com Inc. ADR*#                                 224,300       9,454,245
                                                                  ------------
                                                                    19,445,621
                                                                  ------------


LEISURE & ENTERTAINMENT-2.1%
Shanda Interactive Entertainment Ltd. *                430,300      14,113,840
                                                                  ------------


MACHINERY-2.5%
Joy Global Inc.                                        194,900       5,443,557
Pentair, Inc.                                          243,300      10,783,056
                                                                  ------------
                                                                    16,226,613
                                                                  ------------


MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.5%
Patterson-UTI Energy, Inc.                             507,200       9,865,040
                                                                  ------------

MEDIA-3.5%
DreamWorks Animation SKG, Inc.*                        221,700       7,832,661
Univision Communications Inc. Cl. A*                   240,200       6,559,862
XM Satellite Radio Holdings Inc. Cl. A*                266,100       8,491,251
                                                                  ------------
                                                                    22,883,774
                                                                  ------------


METALS & MINING-3.7%
Peabody Energy Corporation                             186,600      15,814,350
Schnitzer Steel Industries, Inc. Cl. A                 251,600       8,667,620
                                                                  ------------
                                                                    24,481,970
                                                                  ------------


OIL & GAS-1.6%
Enterprise Products Partners L.P.                       60,900       1,669,269
EOG Resources, Inc.                                    119,700       8,887,725
                                                                  ------------
                                                                    10,556,994
                                                                  ------------


PHARMACEUTICALS-3.0%
Elan Corporation PLC Sponsored ADR*#                   284,500       7,661,585
Sepracor Inc.*                                         205,600      11,756,208
                                                                  ------------
                                                                    19,417,793
                                                                  ------------


RETAIL-1.4%
Estee Lauder Companies Inc. Cl. A                      185,900       8,391,526
Saks Incorporated                                       47,500         675,925
                                                                  ------------
                                                                     9,067,451
                                                                  ------------


ROAD & RAIL-2.2%
Yellow Roadway Corporation*                            253,100      14,330,522
                                                                  ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
ATI Technologies Inc.*                                 356,800       6,183,344
Freescale Semiconductor Inc. Cl. A*                    744,100      12,724,110
Semiconductor Manufacturing International
Corporation ADR*#                                      753,900       7,644,546
Skyworks Solutions, Inc.*                              355,550       2,698,625
Xilinx, Inc.                                           313,200       9,142,308
                                                                  ------------
                                                                    38,392,933
                                                                  ------------


SOFTWARE-6.1%
Check Point Software Technologies Ltd.*                134,900       3,275,372
Citrix Systems, Inc.*                                  292,800       6,280,560
Intuit Inc.*                                           346,650      13,519,350
PalmSource, Inc.*                                      236,668       2,447,147
Symantec Corporation*                                  239,500       5,592,325
Take-Two Interactive Software, Inc.*                   248,500       8,759,625
                                                                  ------------
                                                                    39,874,379
                                                                  ------------


SPECIALTY RETAIL-1.6%
Abercrombie & Fitch Co. Cl. A                           72,200       3,618,664
PETsMART, Inc.                                         229,800       6,946,854
                                                                  ------------
                                                                    10,565,518
                                                                  ------------


TEXTILES, APPAREL & LUXURY GOODS-3.1%
Coach, Inc.*                                           166,100       9,318,210
Fossil, Inc.*                                          234,300       6,536,970
Polo Ralph Lauren Corporation Cl. A                    118,400       4,611,680
                                                                  ------------
                                                                    20,466,860
                                                                  ------------


WIRELESS TELECOMMUNICATION SERVICES-1.1%
SpectraSite, Inc.*                                     120,200       7,043,720
                                                                  ------------


Total Common Stocks (Cost $595,899,307)                            652,575,746
                                                                  ------------

                                                    Principal
                                                     Amount
Short-Term Investments-1.5%                          ------

U.S. Agency Obligations
Federal Home Loan Banks, 1.80%, 2/1/05
   (Cost $10,200,000)                              $10,200,000      10,200,000


Total Investments (Cost $606,099,307)(a)                 100.6%    662,775,746
Liabilities in Excess of Other Assets                     (0.6)     (4,090,199)
                                                   -----------    ------------
Net Assets                                               100.0%   $658,685,547
                                                   ===========    ============


* Non-income producing securities.
# American Depositary Receipt.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $606,099,307, amounted to $56,676,439 which consisted of aggregate gross unrealized appreciation of $81,183,739 and aggregate gross unrealized depreciation of $24,507,300.

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments(Unaudited)
January 31, 2005


Common Stocks-98.1%                                    Shares        Value
                                                       ------        -----

AEROSPACE & DEFENSE-3.3%
General Dynamics Corporation                           38,400    $  3,964,800
Lockheed Martin Corporation                            37,000       2,138,970
United Technologies Corporation                        66,100       6,654,948
                                                                 ------------
                                                                   12,758,718
                                                                 ------------


AIR FREIGHT & LOGISTICS-1.9%
UTI Worldwide, Inc.                                   103,400       7,122,192
                                                                 ------------


BIOTECHNOLOGY-6.4%
Biogen Idec Inc.*                                      42,600       2,767,296
Genentech, Inc.*                                       83,200       3,969,472
Genzyme Corporation General Division*                  71,400       4,156,194
Gilead Sciences, Inc. *                               193,900       6,418,090
Onyx Pharmaceuticals, Inc.*                            38,300       1,112,232
OSI Pharmaceuticals, Inc.*                             46,450       3,023,895
Serologicals Corporation*                             123,400       2,917,176
                                                                 ------------
                                                                   24,364,355
                                                                 ------------


BUSINESS SERVICES-1.1%
MicroStrategy Incorporated*                            58,000       4,216,600
                                                                 ------------


CAPITAL MARKETS-2.1%
Investors Financial Services Corp.                     21,900       1,103,979
Merrill Lynch & Co., Inc.                             117,300       7,046,211
                                                                 ------------
                                                                    8,150,190
                                                                 ------------


CHEMICALS-1.1%
Lubrizol Corporation                                  117,500       4,233,525
                                                                 ------------


COMMERCIAL BANKS-1.7%
East West Bancorp, Inc.                                87,200       3,395,568
Wells Fargo & Company                                  49,200       3,015,960
                                                                 ------------
                                                                    6,411,528
                                                                 ------------


COMMERCIAL SERVICES & SUPPLIES-1.3%
First Marblehead Corporation (The)*                    79,500       5,114,235
                                                                 ------------


COMMUNICATION EQUIPMENT-4.2%
Brocade Communications Systems, Inc.*                 487,000       3,019,400
Motorola, Inc.                                        146,400       2,304,336
Nokia Oyj ADR#                                        490,300       7,491,784
QUALCOMM Inc.                                          47,900       1,783,796
Research In Motion Limited*                            19,000       1,354,510
                                                                 ------------
                                                                   15,953,826
                                                                 ------------


COMPUTERS & PERIPHERALS-1.7%
Apple Computer, Inc.*                                  80,400       6,182,760
PalmOne, Inc.*                                         13,400         346,725
                                                                 ------------
                                                                    6,529,485
                                                                 ------------


COMPUTER TECHNOLOGY-.8%
NAVTEQ*                                                80,300       3,074,687
                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES-1.8%
CapitalSource Inc.*                                    56,400       1,331,604
Lehman Brothers Holdings Inc.                          59,100       5,389,329
                                                                 ------------
                                                                    6,720,933
                                                                 ------------


ENERGY EQUIPMENT & SERVICES-3.3%
National-Oilwell, Inc.*                               256,100       9,444,968
Schlumberger Limited                                   44,700       3,041,388
                                                                 ------------
                                                                   12,486,356
                                                                 ------------


FOOD & STAPLES RETAILING-2.4%
CVS Corporation                                       187,200       8,676,720
Performance Food Group Co.                              8,900         242,169
                                                                 ------------
                                                                    8,918,889
                                                                 ------------


FREIGHT & LOGISTICS-1.2%
FedEx Corp.                                            46,400       4,438,160
                                                                 ------------


HEALTH CARE-1.0%
WellPoint Inc. *                                       32,300       3,924,450
                                                                 ------------


HEALTH CARE EQUIPMENT & SUPPLIES-2.3%
Beckman Coulter, Inc.                                  57,800       3,872,600
Biomet, Inc.                                           22,700         964,296
Fisher Scientific International Inc.*                  58,650       3,703,748
                                                                 ------------
                                                                    8,540,644
                                                                 ------------


HEALTH CARE PROVIDERS & SERVICES-5.1%
AMERIGROUP Corporation*                                94,900       3,901,338
Caremark Rx, Inc.*                                    141,800       5,544,380
CIGNA Corporation                                      23,800       1,909,950
PacifiCare Health Systems, Inc.*                       76,300       4,694,739
UnitedHealth Group Incorporated                        35,600       3,164,840
                                                                 ------------
                                                                   19,215,247
                                                                 ------------


HOTELS, RESTAURANTS & LEISURE-3.0%
Hilton Hotels Corporation                             368,900       8,208,025
Royal Caribbean Cruises Ltd.                           60,200       3,190,600
                                                                 ------------
                                                                   11,398,625
                                                                 ------------


HOUSEHOLD DURABLES-.8%
Garmin Ltd.                                            58,100       3,195,500
                                                                 ------------


HOUSEHOLD PRODUCTS-1.2%
Procter & Gamble Company                               86,700       4,615,041
                                                                 ------------


INDUSTRIAL CONGLOMERATES-3.5%
General Electric Company                              168,400       6,084,292
Tyco International Ltd.                               204,100       7,376,174
                                                                 ------------
                                                                   13,460,466
                                                                 ------------


INFORMATION TECHNOLOGY  SERVICES-1.3%
Automatic Data Processing, Inc.                        90,100       3,917,548
Kanbay International Inc.*                             34,200         921,690
                                                                 ------------
                                                                    4,839,238
                                                                 ------------


INSURANCE-2.5%
ACE Limited                                            89,700       3,892,980
American International Group, Inc.                     56,600       3,752,014
St. Paul Travelers Companies, Inc. (The)               51,500       1,933,310
                                                                 ------------
                                                                    9,578,304
                                                                 ------------

INTERNET & CATALOG RETAIL-.3%
eBay Inc.*                                             13,910       1,133,665
                                                                 ------------


INTERNET SOFTWARE & SERVICES-6.6%
Google Inc. Cl A*                                      30,650       5,996,060
Netease.com Inc. ADR*#                                135,400       5,707,110
VeriSign, Inc.*                                       111,200       2,873,408
Yahoo! Inc. *                                         301,100      10,601,731
                                                                 ------------
                                                                   25,178,309
                                                                 ------------


LEISURE & ENTERTAINMENT-1.9%
Shanda Interactive Entertainment Ltd.*                225,850       7,407,880
                                                                 ------------


MACHINERY - OIL WELL EQUIPMENT & SERVICES-.4%
Patterson-UTI Energy, Inc.                             79,150       1,539,468
                                                                 ------------


MEDIA-3.8%
News Corporation Cl. A                                249,400       4,239,800
Time Warner Inc.*                                     391,800       7,052,400
Viacom Inc. Cl. B                                      89,000       3,323,260
                                                                 ------------
                                                                   14,615,460
                                                                 ------------


METALS & MINING-1.6%
Peabody Energy Corporation                             70,200       5,949,450
                                                                 ------------


OIL & GAS-1.5%
BP PLC Sponsored ADR#                                  60,600       3,612,972
Talisman Energy Inc.                                   75,400       2,246,920
                                                                 ------------
                                                                    5,859,892
                                                                 ------------


PHARMACEUTICALS-8.8%
Abbott Laboratories                                    42,700       1,922,354
Eli Lilly and Company                                  17,200         932,928
IVAX Corporation*                                     301,500       4,531,545
Johnson & Johnson                                     123,200       7,971,040
Novartis AG ADR#                                       70,700       3,385,115
Pfizer Inc.                                           215,810       5,213,970
Sanofi-Aventis ADR#                                    76,400       2,843,608
Sepracor Inc.*                                         54,800       3,133,464
Wyeth                                                  87,400       3,463,662
                                                                 ------------
                                                                   33,397,686
                                                                 ------------


ROAD & RAIL-1.2%
Burlington Northern Santa Fe Corporation               98,100       4,726,458
                                                                 ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.1%
ATI Technologies Inc.*                                312,500       5,415,625
Broadcom Corporation Cl. A *                           66,100       2,103,963
Intel Corporation                                     130,700       2,934,215
Sigmatel Incorporated*                                 29,300       1,154,713
Skyworks Solutions, Inc.*                             536,500       4,072,035
                                                                 ------------
                                                                   15,680,551
                                                                 ------------


SOFTWARE-7.0%
Check Point Software Technologies Ltd.*               235,300       5,713,084
Cognos, Inc.*                                          66,800       2,763,516
Mercury Interactive Corporation*                       64,800       2,836,296
Microsoft Corporation                                 396,450      10,418,706
Oracle Corporation*                                   365,300       5,030,181
                                                                 ------------
                                                                   26,761,783
                                                                 ------------


SPECIALTY RETAIL-3.6%
Abercrombie & Fitch Co. Cl. A                          90,900       4,555,908
Bed Bath & Beyond Inc.*                               125,200       5,044,308
Lowe's Companies,  Inc.                                72,150       4,111,829
                                                                 ------------
                                                                   13,712,045
                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS-1.2%
Coach, Inc.*                                           80,200       4,499,220
                                                                 ------------


WIRELESS TELECOMMUNICATION SERVICES-1.1%
SpectraSite, Inc.*                                     71,900       4,213,340
                                                                 ------------


Total Common Stocks (Cost $343,430,741)                           373,936,401
                                                                 ------------


Short-Term Investments-.4%
                                                     Principal
                                                      Amount
U.S. AGENCY OBLIGATIONS                               ------
Federal Home Loan Banks, 1.80%, 2/1/05
  (Cost $1,400,000)                                 $1,400,000      1,400,000
                                                                 ------------

Total Investments (Cost $344,830,741)(a)                  98.5%   375,336,401
Other Assets in Excess of Liabilities                      1.5      5,598,503
                                                    ----------   ------------
Net Assets                                               100.0%  $380,934,904
                                                    ==========   ============


* Non-income producing securities.
# American Depositary Receipts.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $344,830,741, amounted to $30,505,661, which consisted of aggregate gross unrealized appreciation of $39,801,676 and aggregate gross unrealized depreciation of $9,296,015.

The Alger Funds
Alger Health Sciences Fund
Schedule of Investments(Unaudited)
January 31, 2005



Common Stocks-91.1%                                 Shares           Value
                                                    ------           -----

BIOTECHNOLOGY-21.2%
Biogen Idec Inc.*                                   7,500         $  487,200
Celgene Corporation*                                8,500            232,390
Curis, Inc.*                                       47,000            201,630
CV Therapeutics, Inc.*                             16,500            340,065
Encysive Pharmaceuticals Inc.*                     30,000            282,000
Genentech, Inc.*                                    7,000            333,970
Gen-Probe Incorporated*                             8,000            390,480
Genzyme Corporation General Division*               7,000            407,470
Gilead Sciences, Inc. *                            21,000            695,100
Human Genome Sciences, Inc.*                       18,000            215,100
Idenix Pharmaceuticals Inc.*                        8,000            154,400
ImClone Systems Incorporated*                       9,000            377,550
Incyte Corporation*                                30,000            268,800
Keryx Biopharmaceuticals, Inc. *                   19,000            271,700
La Jolla Pharmaceutical Company*                   65,000             96,850
Medarex, Inc.*                                     33,000            313,830
Onyx Pharmaceuticals, Inc.*                        16,500            479,160
OSI Pharmaceuticals, Inc.*                          5,500            358,050
QLT Inc.*                                          14,500            234,465
Rigel Pharmaceuticals, Inc.*                       16,500            316,635
Serologicals Corporation*                          13,500            319,140
Theravance, Inc.*                                  17,700            319,113
Vicuron Pharmaceuticals Inc.*                      20,000            303,000
                                                                 -----------
                                                                   7,398,098
                                                                 -----------


CHEMICALS-1.4%
Monsanto Company                                    9,500            514,235
                                                                 -----------


HEALTH CARE-1.9%
WellPoint Inc. *                                    5,500            668,250
                                                                 -----------


HEALTH CARE EQUIPMENT & SUPPLIES-13.3%
Animas Corporation*                                19,000            344,660
Baxter International Inc.                          12,500            422,000
Beckman Coulter, Inc.                               7,000            469,000
Biomet, Inc.                                        4,500            191,160
C.R. Bard, Inc.                                     6,000            406,800
CTI Molecular Imaging, Inc.*                       25,000            368,250
Fisher Scientific International Inc.*               4,500            284,175
Hologic, Inc.*                                     12,000            428,400
Nektar Therapeutics*                               17,500            294,875
St. Jude Medical, Inc.*                             9,100            357,448
Stryker Corporation                                 7,000            343,980
Ventana Medical Systems, Inc.*                      6,500            437,320
Wilson Greatbatch Technologies, Inc.*              15,000            267,000
                                                                 -----------
                                                                   4,615,068
                                                                 -----------


HEALTH CARE PROVIDERS & SERVICES-23.4%
Alliance Imaging, Inc.*                            24,000            320,640
American Retirement Corporation*                   20,000            251,000
AMERIGROUP Corporation*                             9,000            369,990
Caremark Rx, Inc.*                                 13,000            508,300
Centene Corporation*                                8,000            268,400
CIGNA Corporation                                   3,800            304,950
Covance Inc.*                                       4,000            170,000
eResearch Technology, Inc.*                        17,000            208,760
HealthStream, Inc.*                                30,300             99,990
Humana Inc.*                                       21,000            719,670
McKesson Corporation                                7,000            241,430
Omnicell, Inc.*                                    55,000            467,500
PacifiCare Health Systems, Inc.*                   12,000            738,360
Psychiatric Solutions, Inc.*                       16,350            578,790
Sierra Health Services, Inc*                       10,000            549,300
Sunrise Senior  Living Inc.*                        9,000            412,470
Symbion, Inc.*                                      8,000            160,560
UnitedHealth Group Incorporated                     3,000            266,700
VCA Antech, Inc.*                                  11,000            204,050
Ventiv Health, Inc.*                               15,000            350,850
WellCare Health Plans Inc.*                        17,800            626,560
WellChoice Inc.*                                    7,000            372,610
                                                                 -----------
                                                                   8,190,880
                                                                 -----------

MEDICAL DEVICES-1.0%
IntraLase  Corp.*                                  15,000            345,000
                                                                 -----------


MEDICAL INSTRUMENTS AND SUPPLIES-.1%
Neurometrix Inc.*                                   5,000             50,050
                                                                 -----------


PHARMACEUTICALS-26.6%
Abbott Laboratories                                11,500            517,730
Andrx Corp.*                                       15,000            327,600
Bone Care International , Inc. *                   12,500            353,750
Cortex Pharmaceuticals, Inc.*                      45,000            120,150
Elan Corporation PLC Sponsored ADR*#               26,500            713,645
Eli Lilly and Company                              15,000            813,600
GlaxoSmithKline PLC Sponsored ADR#                 12,000            534,840
Impax Laboratories, Inc.*                          22,000            377,190
IVAX Corporation*                                  34,750            522,293
Johnson & Johnson                                  12,500            808,750
Novartis AG ADR#                                   17,000            813,960
Novo Nordisk A/S ADR Cl. B#                         7,000            374,150
Pfizer Inc.                                        24,510            592,162
Pharmion Corp.*                                     8,500            308,210
Sanofi-Aventis ADR#                                18,240            678,892
Schering AG                                         4,200            283,584
Sepracor Inc.*                                     11,000            628,980
Wyeth                                              12,000            475,560
                                                                 -----------
                                                                   9,245,046
                                                                 -----------


REAL ESTATE-1.4%
Ventas, Inc.                                       20,000            512,000
                                                                 -----------


SOFTWARE-.8%
Cerner Corporation*                                 6,000            298,500
                                                                 -----------


Total Common Stocks (Cost $29,097,083)                            31,837,127
                                                                 -----------

Short-Term Investments-11.7%                    Principal
                                                 Amount
                                                 ------
U.S. Agency Obligations
Federal Home Loan Banks, 1.80%, 2/1/05
   (Cost$4,075,000)                            $4,075,000          4,075,000
                                                                 -----------


Total Investments (Cost $33,172,083)(a)             102.8%        35,912,127
Liabilities in Excess of Other Assets                (2.8)          (981,637)
                                               ----------        -----------
Net Assets                                          100.0%       $34,930,490
                                               ==========        ===========


* Non-income producing securities.
# American Depositary Receipt.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,172,083 amounted to $2,740,045 which consisted of aggregate gross unrealized appreciation of $3,939,641 and aggregate gross unrealized depreciation of $1,199,596.

The Alger Funds
Alger SmallCap & MidCap Growth Fund
Schedule of Investments(Unaudited)
January 31, 2005



Common Stocks-95.7%                                    Shares          Value
                                                       ------          -----

AEROSPACE & DEFENSE-3.7%
Alliant Techsystems Inc.*                               2,800     $   186,424
BE Aerospace, Inc.*                                    14,400         155,376
Esterline Technologies Corporation*                     4,100         123,041
SI International Inc.*                                  5,600         143,360
                                                                  -----------
                                                                      608,201
                                                                  -----------


AIR FREIGHT & LOGISTICS-1.1%
J.B. Hunt Transport Services, Inc.                      4,100         180,892
                                                                  -----------


AIRLINES-.8%
AirTran Holdings, Inc.*                                14,400         122,976
                                                                  -----------


BIOTECHNOLOGY-2.5%
Encysive Pharmaceuticals Inc.*                         14,600         137,240
Serologicals Corporation*                               6,400         151,296
Theravance, Inc.*                                       6,600         118,991
                                                                  -----------
                                                                      407,527
                                                                  -----------

BUSINESS SERVICES-1.0%
MicroStrategy Incorporated*                             2,300         167,210
                                                                  -----------


CAPITAL MARKETS-3.1%
Affiliated Managers Group, Inc.*                        3,412         216,355
National Financial Partners Corporation                 4,500         175,815
Piper Jaffray Companies, Inc.*                          2,800         110,824
                                                                  -----------
                                                                      502,994
                                                                  -----------


CHEMICALS-1.1%
Lubrizol Corporation                                    5,000         180,150
                                                                  -----------


COMMERCIAL BANKS-3.4%
Boston Private Financial Holdings, Inc.                 5,800         161,472
Compass Bancshares, Inc.                                3,750         175,613
East West Bancorp, Inc.                                 5,400         210,276
                                                                  -----------
                                                                      547,361
                                                                  -----------


COMMERCIAL SERVICES & SUPPLIES-4.1%
CoStar Group Inc.*                                      3,900         167,505
Education Management Corporation*                       4,950         158,103
First Marblehead Corporation (The)*                     3,100         199,423
Gevity HR, Inc.                                         7,250         149,350
                                                                  -----------
                                                                      674,381
                                                                  -----------


COMMUNICATION EQUIPMENT-2.5%
NETGEAR, Inc.*                                         10,900         163,936
Arris Group Inc.*                                      22,200         137,418
F5 Networks, Inc.*                                      2,100         100,674
                                                                  -----------
                                                                      402,028
                                                                  -----------


COMPUTERS & PERIPHERALS-1.9%
Maxtor Corporation*                                    33,300         157,509
Silicon Image, Inc.*                                   12,100         144,111
                                                                  -----------
                                                                      301,620
                                                                  -----------


COMPUTER SERVICES-.8%
Open Solutions Inc.*                                    6,100         133,102
                                                                  -----------

COMPUTER TECHNOLOGY-1.6%
Cogent Inc.*                                            3,700         112,110
NAVTEQ*                                                 3,700         141,673
                                                                  -----------
                                                                      253,783
                                                                  -----------


ELECTRICAL EQUIPMENT-1.5%
AMETEK, Inc.                                            6,350         242,570
                                                                  -----------


ELECTRIC AND ELECTRONIC EQUIPMENT-.9%
Roper Industries, Inc.                                  2,650         153,858
                                                                  -----------


ENERGY-1.0%
Arch Coal, Inc.                                         4,600         168,130
                                                                  -----------


ENERGY EQUIPMENT & SERVICES-2.5%
Lone Star Technologies, Inc.*                           5,600         228,424
National-Oilwell, Inc.*                                 4,700         173,336
                                                                  -----------
                                                                      401,760
                                                                  -----------


FINANCIAL INFORMATION SERVICES-.4%
GFI Group Inc.*                                         2,100          55,104
                                                                  -----------


FINANCIAL SERVICES-1.7%
Advance America Cash Advance Centers Inc. *             5,500         122,650
Calamos Asset Management, Inc.*                         6,200         156,612
                                                                  -----------
                                                                      279,262
                                                                  -----------


FOOD PRODUCTS-.4%
Ralcorp Holdings, Inc.*                                 1,500          66,000
                                                                  -----------


HEALTH CARE-1.1%
Chemed Corporation                                      2,500         179,050
                                                                  -----------


HEALTH CARE EQUIPMENT & SUPPLIES-5.0%
Animas Corporation*                                     6,300         114,282
Cooper Companies, Inc.                                  2,300         176,410
Encore Medical Corporation*                            23,700         133,668
INAMED Corporation*                                     3,100         214,520
Intuitive Surgical, Inc.*                               4,400         175,560
                                                                  -----------
                                                                      814,440
                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES-8.6%
Accredo Health, Incorporated*                           4,450         132,521
Centene Corporation*                                    8,800         295,240
Psychiatric Solutions, Inc.*                            6,150         217,710
Sunrise Senior  Living Inc.*                            4,800         219,984
Symbion, Inc.*                                          8,100         162,567
VCA Antech, Inc.*                                       8,500         157,675
WellCare Health Plans Inc.*                             6,250         220,000
                                                                  -----------
                                                                    1,405,697
                                                                  -----------

HOTELS, RESTAURANTS & LEISURE-4.4%
Applebee's International, Inc.                          7,450         207,557
Aztar Corporation*                                      5,000         161,150
Red Robin Gourmet Burgers Inc.*                         3,350         158,288
Station Casinos, Inc.                                   3,100         190,650
                                                                  -----------
                                                                      717,645
                                                                  -----------


INFORMATION TECHNOLOGY SERVICES-4.0%
Alliance Data Systems Corporation*                      4,850         210,587
Global Payments Inc.                                    3,700         211,973
Kanbay International Inc.*                              8,600         231,770
                                                                  -----------
                                                                      654,330
                                                                  -----------


INTERNET & CATALOG RETAIL-.8%
J. Jill Group Inc.*                                     8,500         122,910
                                                                  -----------

INTERNET SOFTWARE & SERVICES-3.4%
aQuantive, Inc.*                                       17,900         165,933
Arbinet Holdings, Inc. *                                5,500         134,200
Netease.com Inc. ADR*#                                  2,400         101,160
ValueClick, Inc.*                                      11,850         156,776
                                                                  -----------
                                                                      558,069
                                                                  -----------


LEISURE EQUIPMENT & PRODUCTS-1.1%
LIFE TIME FITNESS, Inc.*                                7,000         183,050
                                                                  -----------


MACHINERY-2.7%
Actuant Corporation Cl. A*                              3,300         172,425
Joy Global Inc.                                         4,200         117,306
Terex Corporation*                                      3,550         152,828
                                                                  -----------
                                                                      442,559
                                                                  -----------


MACHINERY - OIL WELL EQUIPMENT & SERVICES-.9%
Patterson-UTI Energy, Inc.                              7,600         147,820
                                                                  -----------


MEDIA-1.7%
Media General, Inc. Cl. A                               2,600         166,322
Westwood One, Inc.*                                     4,600         111,090
                                                                  -----------
                                                                      277,412
                                                                  -----------


MEDICAL DEVICES-.9%
IntraLase  Corp.*                                       6,400         147,200
                                                                  -----------


METALS & MINING-1.0%
Cleveland-Cliffs Inc.                                   2,500         163,700
                                                                  -----------


OIL & GAS-2.0%
EOG Resources, Inc.                                     2,750         204,188
Whiting Petroleum Corporation*                          3,600         125,712
                                                                  -----------
                                                                      329,900
                                                                  -----------


PAPER & FOREST PRODUCTS-1.3%
Louisiana-Pacific Corporation                           8,250         211,200
                                                                  -----------


PHARMACEUTICALS-3.8%
Bone Care International, Inc. *                         6,000         169,800
Impax Laboratories, Inc.*                               9,100         156,020
IVAX Corporation*                                      11,250         169,088
Sepracor Inc.*                                          2,200         125,795
                                                                  -----------
                                                                      620,703
                                                                  -----------


ROAD & RAIL-.8%
Landstar Systems, Inc.*                                 3,800         132,163
                                                                  -----------


SEMICONDUCTOR CAPITAL EQUIPMENT-.8%
SiRF Technology Holdings, Inc.*                        12,200         128,710
                                                                  -----------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.6%
Brooks Automation, Inc.*                                7,500         114,675
International Rectifier Corporation*                    2,800         109,620
Semtech Corporation*                                    8,700         159,906
Sigmatel Incorporated*                                  5,000         197,050
                                                                  -----------
                                                                      581,251
                                                                  -----------

SOFTWARE-4.2%
Cognos, Inc.*                                           4,250         175,823
Fair Isaac Corporation                                  4,800         165,840
Hyperion Solutions Corporation*                         4,400         211,376
Quest Software, Inc. *                                  8,900         126,380
                                                                  -----------
                                                                      679,419
                                                                  -----------


SPECIALTY RETAIL-4.4%
Abercrombie & Fitch Co. Cl. A                           3,600         180,432
Pacific Sunwear of California, Inc.*                    7,900         193,471
PETsMART, Inc.                                          5,550         167,777
Williams-Sonoma, Inc. *                                 5,300         183,380
                                                                  -----------
                                                                      725,060
                                                                  -----------


TRADING COMPANIES & DISTRIBUTORS-1.2%
MSC Industrial Direct Co., Cl. A                        5,850         202,526
                                                                  -----------


WIRELESS TELECOMMUNICATION SERVICES-2.0%
American Tower Corporation Cl. A*                      11,400         206,568
InPhonic, Inc.*                                         5,000         125,750
                                                                  -----------
                                                                      332,318
                                                                  -----------


Total Common Stocks (Cost $12,749,818)                             15,606,041
                                                                  -----------


                                                     Principal
                                                      Amount
                                                      ------
U.S. Agency Obligations-4.7%
Federal Home Loan Banks, 1.80%, 2/1/05
   (Cost $770,000)                                   $770,000         770,000
                                                                  -----------


Total Investments (Cost $13,519,818)(a)                 100.4%     16,376,041
Liabilities in Excess of Other Assets                    (0.4)        (62,014)
                                                     --------     -----------
Net Assets                                              100.0%    $16,314,027
                                                     ========     ===========


* Non-income producing securities.
# American Depositary Receipt.
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,519,818, amounted to $2,856,223 which consisted of aggregate gross unrealized appreciation of $3,216,088 and aggregate gross unrealized depreciation of $359,865.

The Alger Funds
Alger Money Market Fund
Schedule of Investments(Unaudited)
January 31, 2005


                                                                            Principal
                                                                              Amount               Value
                                                                              ------               -----
U.S. Agency Obligations-100.2%

Federal Agricultural Mortgage Corporation, 2.22%, 2/8/05                     4,700,000           $4,697,971

Federal Home Loan Banks,                                                    27,900,000           27,900,000
    1.80%, 2/1/05
    2.23%, 2/7/05                                                            6,900,000            6,897,436
    2.24%, 2/14/05                                                           6,800,000            6,794,500
    2.335%, 2/23/05                                                          8,850,000            8,837,371
    2.35%, 3/14/05                                                          12,600,000           12,566,278

Federal National Mortgage Association 2.23%, 2/3/05                          4,700,000            4,699,417

Total Investments (Cost $72,392,973)(a)                                          100.2%          72,392,973
Liabilities in Excess of Other Assets                                             (0.2)            (135,576)
                                                                            ----------          -----------
Net Assets                                                                       100.0%         $72,257,397
                                                                            ===========         ===========


(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds


By /s/Dan C. Chung


Dan C. Chung


President


Date: March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Dan C. Chung


Dan C. Chung


President


Date: March 11, 2005



By /s/Frederick A. Blum


Frederick A. Blum


Treasurer


Date: March 11, 2005